Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Australia: 2.8%
241,085		Aurizon Holdings Ltd.	$ 678,874	0.3
92,604		BHP Group Ltd.	3,430,093	1.6
19,310		Fortescue Metals Group Ltd.	329,781	0.1
57,797	(1)	Qantas Airways Ltd.	214,769	0.1
15,547		Rio Tinto Ltd.	1,474,699	0.7
			6,128,216	2.8

		Brazil: 1.9%
33,123		Cia Siderurgica Nacional S.A.	282,947	0.1
27,514		Energisa SA - Unit	248,495	0.1
107,279	(1)	Klabin SA - Unit	539,514	0.3
27,248		Telefonica Brasil SA-VIVT3	230,565	0.1
270,739		TIM SA/Brazil	629,094	0.3
99,940		Vale SA	2,144,270	1.0
			4,074,885	1.9

		Canada: 4.7%
20,492		Atco Ltd.	738,224	0.3
65,221		B2Gold Corp.	333,650	0.2
10,938		Barrick Gold Corp.	263,569	0.1
8,336		BCE, Inc.	414,437	0.2
1,877		Canadian National Railway Co. - CNR	211,309	0.1
3,646		Canadian Pacific Railway Ltd.	296,074	0.1
3,879		Franco-Nevada Corp.	580,253	0.3
36,500		Kinross Gold Corp.	295,795	0.1
22,901		Lundin Mining Corp.	245,872	0.1
23,362		Northland Power, Inc.	781,666	0.4
19,707		Nutrien Ltd.	1,225,601	0.6
7,262		Pembina Pipeline Corp.	234,743	0.1
21,647		Rogers Communications, Inc.	1,117,606	0.5
5,774		TC Energy Corp.	294,949	0.1
17,511		Teck Resources Ltd.	431,959	0.2
71,859		TELUS Corp.	1,621,519	0.7
7,163		West Fraser Timber Co., Ltd.-WFG	551,196	0.3
11,396		Wheaton Precious Metals Corp.	546,665	0.2
46,810		Yamana Gold, Inc. (CAD)	245,277	0.1
			10,430,364	4.7

		China: 2.5%
85,000		Anhui Conch Cement Co., Ltd. - H Shares	526,231	0.2
749,500		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	682,381	0.3
223,600		BOE Technology Group Co. Ltd. - A Shares	221,514	0.1
814,000		China Communications Services Corp., Ltd. - H Shares	341,925	0.1
314,000		China National Building Material Co., Ltd. - H Shares	415,822	0.2
204,000		China Oilfield Services Ltd. - H Shares	189,974	0.1
368,000		China Resources Cement Holdings Ltd. - H Shares	390,730	0.2
2,940,000	(2)	China Tower Corp. Ltd. - H Shares	401,679	0.2
275,000		Daqin Railway Co. Ltd. - A Shares	299,412	0.1
120,340		Huaxin Cement Co. Ltd. - A Shares	418,066	0.2
42,500		Kingboard Holdings Ltd.	234,908	0.1
57,200		Sany Heavy Industry Co. Ltd. - A Shares	274,677	0.1
87,500		Sinotruk Hong Kong Ltd.	209,845	0.1
91,700		Tangshan Jidong Cement Co. Ltd. - A Shares	203,156	0.1
141,962	(1)	Visionox Technology, Inc. - A Shares	192,139	0.1
242,000		Zhejiang Expressway Co., Ltd. - H Shares	213,853	0.1
95,800		Zhejiang Longsheng Group Co. Ltd. - A Shares	215,303	0.1
141,200		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	175,556	0.1
			5,607,171	2.5

		Denmark: 0.6%
189		AP Moller - Maersk A/S - Class B	521,281	0.2
11,192		Novozymes A/S	816,782	0.4
			1,338,063	0.6

		France: 5.4%
14,802		Air Liquide SA	2,517,324	1.2
4,266	(1)	Alstom SA	240,725	0.1
12,166		Arkema SA	1,611,911	0.7
21,853	(1)	Cie de Saint-Gobain	1,466,928	0.7
4,355		Eiffage SA	480,532	0.2
14,527		Engie SA	217,098	0.1
8,030		Legrand S.A.	842,320	0.4
104,709		Orange SA	1,336,232	0.6
17,151		Schneider Electric SE	2,729,754	1.2
12,048		Veolia Environnement	379,881	0.2
			11,822,705	5.4

		Germany: 4.1%
16,124	(1)	Deutsche Lufthansa AG	209,894	0.1
30,910		Deutsche Post AG	2,099,603	0.9
81,084		Deutsche Telekom AG	1,687,537	0.8
8,084		GEA Group AG	351,730	0.1
4,108		HeidelbergCement AG	375,467	0.2
3,060		LANXESS AG	228,710	0.1
27,017		RWE AG	1,026,647	0.5
14,476		Siemens AG	2,376,063	1.1
5,300		Symrise AG	704,926	0.3
			9,060,577	4.1

		Hong Kong: 1.3%
54,000		CK Hutchison Holdings Ltd.	430,509	0.2
111,000		CLP Holdings Ltd.	1,145,439	0.5
147,000		Power Assets Holdings Ltd.	922,303	0.4

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
19,500		Techtronic Industries Co., Ltd.	$ 367,071	0.2
			2,865,322	1.3

		India: 1.4%
8,879		ACC Ltd.	243,064	0.1
24,136	(1)	Adani Ports & Special Economic Zone, Ltd.	258,354	0.1
42,026		Container Corp. Of India Ltd.	386,774	0.2
52,421		Hindalco Industries Ltd.	280,008	0.1
227,739		Petronet LNG Ltd.	756,603	0.3
83,271		Tata Steel Ltd.	1,267,377	0.6
			3,192,180	1.4

		Indonesia: 0.3%
2,183,000	(1)	Perusahaan Gas Negara Tbk PT	172,488	0.1
269,300		Semen Indonesia Persero Tbk PT	181,868	0.1
1,134,400		Telkom Indonesia Persero Tbk PT	260,093	0.1
			614,449	0.3

		Ireland: 1.9%
39,166		CRH PLC	2,049,050	0.9
18,218		Smurfit Kappa PLC	965,125	0.5
5,943		Trane Technologies PLC	1,107,775	0.5
			4,121,950	1.9

		Italy: 0.7%
110,925		Enel S.p.A.	1,100,080	0.5
70,134		Terna SPA	535,907	0.2
			1,635,987	0.7

		Japan: 9.7%
71,900		Amada Co. Ltd.	776,713	0.4
9,200	(1)	ANA Holdings, Inc.	221,724	0.1
4,500		Central Japan Railway Co.	673,089	0.3
79,500		Chubu Electric Power Co., Inc.	948,770	0.4
6,900		Daikin Industries Ltd.	1,379,839	0.6
3,400		Fanuc Ltd.	815,118	0.4
6,100		Hitachi Ltd.	321,404	0.1
28,400		Itochu Corp.	856,432	0.4
24,000	(1)	Japan Airlines Co. Ltd.	544,926	0.3
13,000		KDDI Corp.	443,153	0.2
1,700		Keyence Corp.	840,337	0.4
5,800		Kyocera Corp.	356,543	0.2
34,600		Lixil Corp.	938,227	0.4
33,400		Mitsubishi Chemical Holdings Corp.	269,941	0.1
55,700		Mitsubishi Corp.	1,522,973	0.7
10,200		Murata Manufacturing Co., Ltd.	772,623	0.4
11,800		Nippon Telegraph & Telephone Corp.	319,547	0.1
12,900		Nissan Chemical Corp.	675,157	0.3
9,600		Nitto Denko Corp.	757,595	0.3
58,100		Osaka Gas Co., Ltd.	1,111,532	0.5
6,100		Shin-Etsu Chemical Co., Ltd.	1,056,728	0.5
2,200		SMC Corp.	1,323,634	0.6
15,800		SoftBank Group Corp.	1,203,530	0.5
148,900		Sumitomo Chemical Co., Ltd.	825,795	0.4
10,200		Taisei Corp.	360,277	0.2
1,900		TDK Corp.	239,269	0.1
51,000		Teijin Ltd.	839,301	0.4
28,000		Tohoku Electric Power Co., Inc.	228,217	0.1
15,800		Tokyo Gas Co., Ltd.	312,904	0.1
13,200		Tosoh Corp.	234,702	0.1
7,700		Yamato Holdings Co., Ltd.	210,384	0.1
			21,380,384	9.7

		Malaysia: 0.6%
341,300		MISC Bhd	568,487	0.3
89,800		Petronas Gas BHD	351,944	0.1
105,200		Tenaga Nasional BHD	254,182	0.1
203,900		Westports Holdings Bhd	212,113	0.1
			1,386,726	0.6

		Mexico: 0.1%
407,602		America Movil SAB de CV-AMXL	312,690	0.1

		Netherlands: 0.7%
1,922	(1)	Airbus SE	252,525	0.1
13,150	(1)	ArcelorMittal SA	425,303	0.2
4,454		Koninklijke DSM NV	820,737	0.4
			1,498,565	0.7

		New Zealand: 0.3%
205,886		Spark New Zealand Ltd.	670,159	0.3

		Norway: 0.4%
17,246		Yara International ASA	919,974	0.4

		Philippines: 0.3%
5,515		Globe Telecom, Inc.	208,958	0.1
156,580		International Container Terminal Services, Inc.	478,991	0.2
			687,949	0.3

		Qatar: 0.1%
64,223		Industries Qatar QSC	227,962	0.1

		Russia: 0.6%
3,122,354		Inter RAO UES PJSC	215,442	0.1
33,358		PhosAgro OJSC GDR	682,505	0.3
14,856		Severstal PAO	356,225	0.2
			1,254,172	0.6

		Saudi Arabia: 0.5%
16,456		SABIC Agri-Nutrients Co.	442,177	0.2
45,296		Sahara International Petrochemical Co.	353,691	0.2
33,823		Saudi Industrial Investment Group	347,721	0.1
			1,143,589	0.5

		Singapore: 0.3%
169,800	(1)	Singapore Airlines Ltd.	636,628	0.3

		South Africa: 0.2%
11,534		Impala Platinum Holdings Ltd.	199,170	0.1
5,139		Kumba Iron Ore Ltd.	228,978	0.1
			428,148	0.2

		South Korea: 2.1%
6,349		CJ Corp.	622,987	0.3
5,314		GS Engineering & Construction Corp.	211,342	0.1
4,858		Hyundai Steel Co.	231,743	0.1

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
7,061	(1)	Korea Gas Corp.	$ 209,922	0.1
439		LG Chem Ltd.	327,159	0.1
2,592		POSCO	829,021	0.4
3,979		Samsung Electro-Mechanics Co. Ltd.	599,430	0.3
560		Samsung SDI Co., Ltd.	321,419	0.1
4,489		SK Telecom Co., Ltd.	1,280,467	0.6
			4,633,490	2.1

		Spain: 1.2%
19,908	(1)	ACS Actividades de Construccion y Servicios SA	613,631	0.3
7,481	(2)	Cellnex Telecom SA	453,842	0.2
14,500		Enagas	340,592	0.2
32,370		Endesa S.A.	933,270	0.4
17,371		Iberdrola S.A. - IBEE	239,443	0.1
			2,580,778	1.2

		Sweden: 2.8%
16,700		Assa Abloy AB	514,129	0.2
7,222		Atlas Copco AB - A Shares	442,191	0.2
5,605		Boliden AB	225,163	0.1
6,295	(1)	Boliden AB	4,533	0.0
38,129		Epiroc AB	870,101	0.4
42,822	(1)	Epiroc AB	15,444	0.0
57,357		Sandvik AB	1,524,701	0.7
51,750		SKF AB - B Shares	1,399,528	0.6
28,109		Telefonaktiebolaget LM Ericsson	377,014	0.2
29,344		Volvo AB - B Shares	773,365	0.4
			6,146,169	2.8

		Switzerland: 1.5%
7,115		ABB Ltd.	242,472	0.1
687		Geberit AG - Reg	498,689	0.2
31,940		Holcim Ltd.	1,910,927	0.9
1,769		Sika AG	569,547	0.3
			3,221,635	1.5

		Taiwan: 1.1%
267,000		Asia Cement Corp.	485,559	0.2
161,000	(1)	Evergreen Marine Corp. Taiwan Ltd.	558,716	0.3
124,000		HON HAI Precision Industry Co., Ltd.	495,462	0.2
34,000		Walsin Technology Corp.	253,664	0.1
153,000		Zhen Ding Technology Holding Ltd.	534,220	0.3
			2,327,621	1.1

		Thailand: 0.1%
43,200		Electricity Generating PCL - Foreign	240,337	0.1

		Turkey: 0.2%
126,604		Eregli Demir ve Celik Fabrikalari TAS	283,929	0.1
115,841		Turkcell Iletisim Hizmet AS	213,534	0.1
			497,463	0.2

		United Kingdom: 4.0%
40,330		Anglo American PLC	1,790,373	0.8
20,872		Ashtead Group PLC	1,522,557	0.7
181,265		BAE Systems PLC	1,350,040	0.6
183,453	(1)	BT Group PLC	454,101	0.2
38,700		CNH Industrial NV	665,392	0.3
6,746		Ferguson PLC	916,171	0.4
1,150,783		Vodafone Group PLC	2,086,425	1.0
			8,785,059	4.0

		United States: 43.4%
2,685		3M Co.	545,162	0.3
24,943		AES Corp.	633,802	0.3
3,162		Air Products & Chemicals, Inc.	947,525	0.4
4,611		Allegion Public Ltd.	647,753	0.3
9,154		American Water Works Co., Inc.	1,419,053	0.6
15,161		Ametek, Inc.	2,048,251	0.9
6,931		AO Smith Corp.	492,586	0.2
6,749	(1)	Arrow Electronics, Inc.	812,107	0.4
74,556		AT&T, Inc.	2,194,183	1.0
1,139		Avery Dennison Corp.	251,184	0.1
30,275	(1)	Axalta Coating Systems Ltd.	982,121	0.4
10,400		Baker Hughes Co.	253,760	0.1
5,704	(1)	Boeing Co.	1,409,002	0.6
8,409		Brookfield Renewable Corp.	359,177	0.2
2,654		Caterpillar, Inc.	639,826	0.3
7,312		CDW Corp.	1,209,551	0.6
4,976		Celanese Corp. - Series A	823,279	0.4
94,548		Cisco Systems, Inc.	5,001,589	2.3
7,816		Corteva, Inc.	355,628	0.2
17,760		CSX Corp.	1,778,131	0.8
5,753		Cummins, Inc.	1,480,132	0.7
5,058		Deere & Co.	1,826,444	0.8
5,673		Dominion Energy, Inc.	431,942	0.2
14,585		Dow, Inc.	997,906	0.5
13,405		DTE Energy Co.	1,849,756	0.8
9,152		Duke Energy Corp.	917,213	0.4
7,505		Eastman Chemical Co.	941,127	0.4
15,805		Eaton Corp. PLC	2,295,676	1.0
10,055		Edison International	561,773	0.3
10,875		Emerson Electric Co.	1,040,629	0.5
7,787		Entergy Corp.	819,660	0.4
21,021		Evergy, Inc.	1,303,092	0.6
20,470		Exelon Corp.	923,606	0.4
6,000	(1)	F5 Networks, Inc.	1,112,580	0.5
5,444		FedEx Corp.	1,713,826	0.8
7,959		FMC Corp.	928,736	0.4
10,997		Fortive Corp.	797,502	0.4
2,447		Fortune Brands Home & Security, Inc.	252,432	0.1
31,703		Freeport-McMoRan, Inc.	1,354,352	0.6
1,499	(1)	Generac Holdings, Inc.	492,751	0.2
106,309		General Electric Co.	1,494,705	0.7
23,837		Halliburton Co.	535,141	0.2
5,087		Heico Corp. - HEI	714,520	0.3
16,488		Honeywell International, Inc.	3,807,244	1.7
14,863	(1)	Ingersoll Rand, Inc.	737,799	0.3
5,038		International Paper Co.	317,898	0.1
13,221		Johnson Controls International plc	879,725	0.4
3,193		Kansas City Southern	950,492	0.4
3,705	(1)	Keysight Technologies, Inc.	527,518	0.2
70,026		Kinder Morgan, Inc.	1,284,277	0.6
9,702		Knight-Swift Transportation Holdings, Inc.	463,076	0.2
4,471		L3Harris Technologies, Inc.	974,946	0.4

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
12,013	(1) Liberty Global PLC - Class A	$ 328,075	0.2
3,888	Linde Public Ltd.	1,168,733	0.5
1,978	Lockheed Martin Corp.	755,992	0.3
12,883	Masco Corp.	776,974	0.4
7,827	Mosaic Co.	282,868	0.1
5,658	Newmont Corp.	415,750	0.2
17,236	NextEra Energy, Inc.	1,262,020	0.6
5,349	Norfolk Southern Corp.	1,502,534	0.7
7,299	NRG Energy, Inc.	234,663	0.1
14,234	Nucor Corp.	1,459,554	0.7
14,752	OGE Energy Corp.	508,944	0.2
5,282	Old Dominion Freight Line	1,402,107	0.6
13,943	Owens Corning, Inc.	1,487,021	0.7
8,234	Packaging Corp. of America	1,223,984	0.6
5,526	Parker Hannifin Corp.	1,702,837	0.8
9,208	Pinnacle West Capital Corp.	778,813	0.4
8,731	PPG Industries, Inc.	1,569,135	0.7
12,163	Public Service Enterprise Group, Inc.	755,566	0.3
7,105	Raytheon Technologies Corp.	630,285	0.3
3,093	Rockwell Automation, Inc.	815,686	0.4
4,570	Roper Technologies, Inc.	2,056,546	0.9
4,777	RPM International, Inc.	446,793	0.2
17,784	Schlumberger NV	557,173	0.3
10,667	Sempra Energy	1,445,272	0.7
3,589	(1) Sensata Technologies Holding PLC	213,294	0.1
2,861	Sherwin-Williams Co.	811,179	0.4
9,475	Steel Dynamics, Inc.	591,524	0.3
4,937	(1) T-Mobile US, Inc.	698,339	0.3
908	(1) TransDigm Group, Inc.	589,147	0.3
3,896	(1) Uber Technologies, Inc.	198,034	0.1
15,733	UGI Corp.	724,505	0.3
13,987	Union Pacific Corp.	3,143,298	1.4
4,681	United Parcel Service, Inc. - Class B	1,004,543	0.5
2,719	(1) United Rentals, Inc.	908,037	0.4
53,643	Verizon Communications, Inc.	3,030,293	1.4
32,235	Vistra Corp.	521,240	0.2
8,549	WestRock Co.	498,578	0.2
42,694	Williams Cos., Inc.	1,124,560	0.5
687	(1) Zebra Technologies Corp.	341,473	0.2
		95,497,515	43.4

	Total Common Stock
	(Cost $161,718,547)	215,368,882	97.8

EXCHANGE-TRADED FUNDS: 2.1%
45,359	iShares MSCI ACWI ETF	4,565,383	2.1

	Total Exchange-Traded Funds
	(Cost $4,495,659)	4,565,383	2.1

PREFERRED STOCK: 0.2%
	Brazil: 0.1%
105,133	Cia Energetica de Minas Gerais	276,363	0.1

	Germany: 0.1%
4,319	Fuchs Petrolub AG	221,937	0.1

	Total Preferred Stock
	(Cost $457,672)	498,300	0.2

RIGHTS: 0.0%
	Singapore: 0.0%
354,882	(1) Singapore Airlines Ltd.	32,201	0.0

	Total Rights
	(Cost $–)	32,201	0.0

	Total Investments in Securities (Cost $166,671,878)	$ 220,464,766	100.1
	Liabilities in Excess of Other Assets	(242,597)	(0.1)
	Net Assets	$ 220,222,169	100.0

GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Industry Diversification	Percentage of Net Assets
Materials	10.7%
Industrials	10.1
Industrial Conglomerates	4.7
Chemicals	4.0
Utilities	3.8
Telecommunication Services	3.6
Electric	3.4
Communications Equipment	2.8
Integrated Telecommunication Services	2.6
Road & Rail	2.4
Electronics	2.5
Diversified Metals & Mining	2.3
Electrical Components & Equipment	2.1
Electric Utilities	2.1
Exchange-Traded Funds	2.1
Building Materials	2.0
Information Technology	1.9
Telecommunications	1.7
Railroads	1.6
Wireless Telecommunication Services	1.6
Multi-Utilities	1.5
Transportation	1.5
Machinery-Constr&Mining	1.4
Industrial Machinery	1.4
Mining	1.2
Oil & Gas Storage & Transportation	1.2
Industrial Gases	1.2
Construction Machinery & Heavy Trucks	1.2
Agricultural & Farm Machinery	1.1
Gas	1.0
Electrical Equipment	1.0
Paper Packaging	1.0
Commercial Services	1.0
Air Freight & Logistics	0.9
Steel	1.0
Specialty Chemicals	0.9
Aerospace/Defense	0.7
Aerospace & Defense	0.7

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Iron/Steel	0.7
Trading Companies & Distributors	0.7
Machinery-Diversified	0.7
Forest Products&Paper	0.8
Engineering&Construction	0.7
Water Utilities	0.6
Internet	0.7
Hand/Machine Tools	0.6
Biotechnology	0.6
Miscellaneous Manufactur	0.5
Oil & Gas Equipment & Services	0.5
Pipelines	0.4
Airlines	0.5
Building Products	0.4
Distribution/Wholesale	0.4
Textiles	0.4
Investment Companies	0.3
Electrical Compo&Equip	0.3
Gas Utilities	0.3
Consumer Discretionary	0.4
Food	0.3
Marine	0.2
Metal Fabricate/Hardware	0.2
Oil&Gas Services	0.2
Gold	0.2
Machinery	0.1
Electronic Equipment & Instruments	0.1
Fertilizers & Agricultural Chemicals	0.1
Oil&Gas	0.1
Computers	0.1
Construction Materials	0.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,128,216	$–	$6,128,216
Brazil	4,074,885	–	–	4,074,885
Canada	10,430,364	–	–	10,430,364
China	–	5,607,171	–	5,607,171
Denmark	–	1,338,063	–	1,338,063
France	–	11,822,705	–	11,822,705
Germany	–	9,060,577	–	9,060,577
Hong Kong	–	2,865,322	–	2,865,322
India	–	3,192,180	–	3,192,180
Indonesia	–	614,449	–	614,449
Ireland	1,107,775	3,014,175	–	4,121,950
Italy	–	1,635,987	–	1,635,987
Japan	–	21,380,384	–	21,380,384
Malaysia	564,057	822,669	–	1,386,726
Mexico	312,690	–	–	312,690
Netherlands	–	1,498,565	–	1,498,565

New Zealand	–	670,159	–	670,159
Norway	–	919,974	–	919,974
Philippines	208,958	478,991	–	687,949
Qatar	–	227,962	–	227,962
Russia	682,505	571,667	–	1,254,172
Saudi Arabia	–	1,143,589	–	1,143,589
Singapore	–	636,628	–	636,628
South Africa	–	428,148	–	428,148

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

South Korea	–	4,633,490	–	4,633,490
Spain	–	2,580,778	–	2,580,778
Sweden	890,078	5,256,091	–	6,146,169
Switzerland	–	3,221,635	–	3,221,635
Taiwan	–	2,327,621	–	2,327,621
Thailand	–	240,337	–	240,337
Turkey	283,929	213,534	–	497,463
United Kingdom	–	8,785,059	–	8,785,059
United States	95,497,515	–	–	95,497,515
Total Common Stock	114,052,756	101,316,126	–	215,368,882
Exchange-Traded Funds	4,565,383	–	–	4,565,383
Preferred Stock	276,363	221,937	–	498,300
Rights	–	32,201	–	32,201
Total Investments, at fair value	$118,894,502	$101,570,264	$–	$220,464,766
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,777,540)	$–	$(1,777,540)
Total Liabilities	$–	$(1,777,540)	$–	$(1,777,540)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2021, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Industrial Select Sector SPDR® Fund	Wells Fargo	Call	06/03/21	USD	102.610	211,480	USD	22,230,778	$416,637	$(558,360)
iShares MSCI EAFE ETF	Credit Suisse AG	Call	06/17/21	USD	79.920	436,687	USD	34,821,334	349,000	(386,888)
iShares MSCI Emerging Markets ETF	Goldman Sachs International	Call	06/17/21	USD	53.760	193,452	USD	10,568,476	180,375	(257,543)
Materials Select Sector SPDR® Fund	Wells Fargo	Call	06/03/21	USD	83.930	169,189	USD	14,763,432	293,949	(574,749)
									$1,239,961	$(1,777,540)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $166,015,645.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$57,721,993
Gross Unrealized Depreciation	(4,391,148)
Net Unrealized Appreciation	$53,330,845